Revenue - Summary of Information About Receivables, Contract Assets And Contract Liabilities From Contracts With Customers (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables from contracts with customers [abstract]
Trade receivables	€ 39,056	€ 41,259
Contract liabilities	€ 24,150	€ 28,202